Fair Value Measurements (Tables) - CIK0001815805 BROADSTONE ACQUISITION CORP.	8 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Schedule of assets that are measured at fair value on a recurring basis

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account (1)	1	$305,311,303
Liabilities:
Private Placement Warrants (2)	2	9,078,787
Public Warrants (2)	1	17,096,969
(1)	The fair value of the marketable securities held in Trust account approximates the carrying amount primarily due to their short-term nature.
(2)	Measured at fair value on a recurring basis.

		September 30,
Description	Level	2021
Assets:
Marketable securities held in the Trust Account (1)	1	$305,332,346
Liabilities:
Private Placement Warrants (2)	2	8,754,545
Public Warrants (2)	1	16,486,363

		December 31,
Description	Level	2020
Assets:
Marketable securities held in the Trust Account (1)	1	$305,311,303
Liabilities:
Private Placement Warrants (2)	2	9,078,787
Public Warrants (2)	1	17,096,969
(1)	The fair value of the marketable securities held in the Trust account approximates the carrying amount primarily due to their short-term nature.
(2)	Measured at fair value on a recurring basis.

Schedule of key inputs for warrants

September 15,
2020
(Initial
Input	Measurement)
Risk-free interest rate	0.28%
Expected term (years)	5.19
Expected volatility	16.0%
Exercise price	$11.50
Fair value of Units	$9.60

Schedule of changes in the fair value of warrant liabilities

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of May 13, 2020 (inception)	$—	$—	$—
Initial measurement on September 15, 2020	6,368,000	11,955,000	18,323,000
Initial measurement on October 14, 2020	83,893	209,469	293,362
Change in valuation inputs or other assumptions(1)	2,626,894	4,932,500	7,559,394
Fair value as of December 31, 2020	$9,078,787	$17,096,969	$26,175,756
(1)	Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the Statement of Operations.
(2)	Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 measurement and the estimated fair value of the Private Placement Warrants transferred from a Level 3 measurement to a Level 2 measurement during the period ended December 31, 2020 when the Public Warrants were separately listed and traded.

	Private Placement Warrants	Public Warrants	Warrant Liabilities(2)
Fair value as of December 31, 2020	$9,078,787	$17,096,969	$26,175,756
Change in valuation inputs or other assumptions(1)	(324,242)	(610,606)	(934,848)
Fair value as of September 30, 2021	$8,754,545	$16,486,363	$25,240,908
(1)	Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the Statement of Operations.
(2)	Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 measurement and the estimated fair value of the Private Placement Warrants transferred from a Level 3 measurement to a Level 2 measurement during the period ended December 31, 2020 when the Public Warrants were separately listed and traded. The measurement for the Private Placement Warrants remains unchanged for the nine months ended September 30, 2021.